Going Concern Uncertainty and Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives (Details)	Mar. 31, 2026
Furniture, fixtures, office equipment and machinery [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful life	5 years